Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 57,080		¥ 42,201
Payroll and expense accrued	5,634		11,691
Net operating tax loss carry forwards	23,801		5,355
Loss on equity investment	1,070
Impairment losses	3,442		1,670
Others	201		2,334
Less: valuation allowance	(35,708)		(28,043)	¥ (15,743)	¥ (20,443)
Total deferred tax assets, net	55,520		¥ 35,208
Deferred tax liabilities
Intangible assets arisen from business combination and assets acquisition	(8,522)
Total deferred tax liabilities	¥ (8,522)	$ (1,306)